Commitments and Contingencies (Contractual Commitments) (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 16, 2020 CAD ($)	Dec. 16, 2020 USD ($)	Dec. 31, 2019 CAD ($)
Recorded Unconditional Purchase Obligation [Line Items]
2021	$ 1,736
2022	1,143
2023	689
2024	573
2025	548
Thereafter	5,156
Contractual Commitments	9,845
NSPI Contractual obligation for use of the Maritime Link
Revenue, Remaining Performance Obligation, Amount	$ 464			$ 347
Nalcor Energy
NSPI Contractual obligation for use of the Maritime Link
Long-term Purchase Commitment, Period	50 years
SeaCoast Gas Transmission, LLC | PGS
NSPI Contractual obligation for use of the Maritime Link
Revenue, Remaining Performance Obligation, Amount	$ 149
Maritime Link Project | NSPML
NSPI Contractual obligation for use of the Maritime Link
2021 costs to be collected			$ 23
Maritime Link Project | Scenario Plan | NSPML
NSPI Contractual obligation for use of the Maritime Link
Approved payment		$ 172
Maritime Link Project | NSPI
NSPI Contractual obligation for use of the Maritime Link
Long-term Purchase Commitment, Period	38 years
Approved payment difference from interim cost assessment included its proposed fuel stability plan		$ 10
Maritime Link Project | NSPI | NSPML
NSPI Contractual obligation for use of the Maritime Link
Interim cost assessment, holdback	On December 16, 2020, the UARB approved NSPML’s 2021 interim assessment for recovery from NSPI of Maritime Link costs of approximately $172 million subject to a holdback of $10 million
Purchased power
Recorded Unconditional Purchase Obligation [Line Items]
2021	$ 231
2022	218
2023	216
2024	218
2025	224
Thereafter	2,242
Contractual Commitments	3,349
Transportation
Recorded Unconditional Purchase Obligation [Line Items]
2021	518
2022	393
2023	339
2024	306
2025	282
Thereafter	2,704
Contractual Commitments	4,542
Capital projects
Recorded Unconditional Purchase Obligation [Line Items]
2021	394
2022	98
2023	76
2024	0
2025	0
Thereafter	0
Contractual Commitments	568
Fuel, gas supply and storage
Recorded Unconditional Purchase Obligation [Line Items]
2021	494
2022	91
2023	6
2024	1
2025	0
Thereafter	0
Contractual Commitments	592
Long-term service agreements
Recorded Unconditional Purchase Obligation [Line Items]
2021	43
2022	41
2023	36
2024	33
2025	34
Thereafter	92
Contractual Commitments	279
Equity investment commitments
Recorded Unconditional Purchase Obligation [Line Items]
2021	0
2022	240
2023	0
2024	0
2025	0
Thereafter	0
Contractual Commitments	240
Leases and other
Recorded Unconditional Purchase Obligation [Line Items]
2021	16
2022	17
2023	16
2024	15
2025	8
Thereafter	118
Contractual Commitments	190
Demand side management
Recorded Unconditional Purchase Obligation [Line Items]
2021	40
2022	45
2023	0
2024	0
2025	0
Thereafter	0
Contractual Commitments	$ 85